FINANCIAL ASSETS AND LIABILITIES - Trading (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Itaipu
Investments in subsidiaries, joint ventures and associates [abstract]
Trading surplus	R$ 316,846	R$ 248,849